Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 1,540	$ 2,076
Restricted deposit	20	65
Short-term deposit		3,000
Trade receivables	10	22
Other accounts receivable	1,079	540
Investments in short-term financial assets	517
Bridge loan to related parties	4,224
Inventory	113	742
Total current assets	7,503	6,445
NON-CURRENT ASSETS:
Intangible assets, net	1,479	3,189
Investments in company accounted for at equity	952	781
Investments in financial assets	354	659
Property and equipment, net	59	108
Total non-current assets	2,844	4,737
Total assets	10,347	11,182
CURRENT LIABILITIES:
Trade payables	816	802
Other accounts payable	205	185
Warrants		191	[1]
Other short-term liability	341	341	[1]
Lease liability	37	52
Total current liabilities	1,399	1,571
NON-CURRENT LIABILITIES:
Lease liability	9	24
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	70,886	64,526
Reserve from share-based payment transactions	5,746	5,282
Warrants	5,190	5,190
Foreign currency translation reserve	497	497
Transactions with non-controlling interests	810	810
Accumulated deficit	(74,975)	(68,691)
Total equity attributable to equity holders of the company	8,154	7,614
Non-controlling interests	785	1,973
Total equity	8,939	9,587
Total liabilities and equity	$ 10,347	$ 11,182

[1]	Reclassified